Subsequent Events (Details Narrative) - USD ($)											1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 13, 2020	Nov. 10, 2020	Nov. 09, 2020	Nov. 03, 2020	Oct. 26, 2020	Oct. 21, 2020	Oct. 19, 2020	Oct. 12, 2020	Oct. 08, 2020	May 20, 2020	Nov. 05, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	May 22, 2020
Debt instrument face amount												$ 71,758
Debt instrument, description												An event of default adjusting the interest rate would occur initially 0% of the time for all notes with increases 1% per month to a maximum of 10% with the corresponding penalty.		An event of default adjusting the interest rate would occur initially 0% of the time for all notes with increases 1% per month to a maximum of 10% with the corresponding penalty.
Number of shares issued during period, values												$ 46,500	$ 10,000	$ 10,000
Number of shares of common stock exchange into convertible note, amount												$ 729,351		$ 25,000
Jacob Cohen [Member]
Shares issued price per share															$ 0.26
Common Stock [Member]
Number of shares issued during period, shares												131,250	100,000	100,000
Number of shares issued during period, values												$ 13	$ 10	$ 10
Number of shares of common stock exchange into convertible note												4,919,494
Number of shares of common stock exchange into convertible note, amount												$ 492
Subsequent Event [Member]
Debt instrument, description										The Company issued one share of its newly designated shares of Series A Preferred Stock to each of the three members of its then Board of Directors, (1) Jacob D. Cohen, (2) Esteban Alexander and (3) Luis Alan Hernandez, in consideration for services rendered to the Company as members of the Board of Directors. Such shares of Series A Preferred Stock vote in aggregate sixty percent (60%) of the total vote on all shareholder matters, voting separately as a class. Notwithstanding such voting rights, no change in control of the Company was deemed to have occurred in connection with the issuance since Messrs. Cohen, Alexander and Hernandez, own in aggregate 68% of the Company's outstanding common stock and therefore controlled the Company prior to such issuance.
Subsequent Event [Member] | Common Stock [Member]
Number of shares issued during period, shares									125,000
Shares issued price per share									$ 0.27
Number of shares issued during period, values									$ 33,750
Subsequent Event [Member] | Common Stock [Member] | Adar Alef LLC [Member]
Number of shares of common stock exchange into convertible note	480,769	721,154		520,833			323,322	136,687
Number of shares of common stock exchange into convertible note, amount	$ 24,000	$ 36,000		$ 26,000			$ 18,682	$ 12,818
Subsequent Event [Member] | Common Stock [Member] | GHS Investments LLC [Member]
Number of shares of common stock exchange into convertible note						416,667
Number of shares of common stock exchange into convertible note, amount						$ 30,000
Subsequent Event [Member] | Common Stock [Member] | Geneva Roth Renmark [Member]
Number of shares of common stock exchange into convertible note			688,976	492,126	340,716
Number of shares of common stock exchange into convertible note, amount			$ 20,000	$ 20,000	$ 20,000
Subsequent Event [Member] | Preferred Holders and Stock Purchase Agreement [Member] | Common Stock [Member] | Jacob Cohen [Member]
Number of shares of common stock agreed to sell											7,000,000
Consideration for services											$ 1,500
Subsequent Event [Member] | Preferred Holders and Stock Purchase Agreement [Member] | Common Stock [Member] | Luis Alan Hernandez [Member]
Number of shares of common stock agreed to sell											4,000,000
Consideration for services											$ 1,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Quick Capital LLC [Member] | Convertible Promissory Note [Member]
Debt instrument face amount								56,750
Consideration paid								52,750
Legal fees								$ 2,750
Debt instrument, interest rate								8.00%
Debt instrument, description								The Company entered into a Securities Purchase Agreement with Quick Capital LLC an accredited investor ("Quick Capital"), pursuant to which the Company sold Quick Capital a convertible promissory note in the principal amount of $56,750 (the "Quick Capital Note") in consideration for a $52,750 payment. The principal amount of the Quick Capital Note includes an advancement of legal fees equal to Quick Capital of $2,750 and carries a lump-sum interest payment for the entire twelve (12) months of the note, at eight percent (8%) per annum, equal to $4,000 which was capitalized upon the entry into the note. The note converts into common stock of the Company at a discount to market.